6 Staff costs	12 Months Ended
Dec. 31, 2019
Staff Costs
Staff costs
6	Staff costs

Staff costs (including Directors), for continuing and discontinued operations, comprise:

	2019 £’000	2018 £’000	2017 £’000
Staff costs (including Directors) comprise:
Wages and salaries	2,762	5,393	5,278
Defined contribution pension cost (note 26)	90	149	158
Social security contributions and similar taxes	565	639	643
Share-based payment	(34)	(36)	520
	3,383	6,145	6,599
Continuing operations	3,383	4,352	4,578
Discontinued operations	–	1,793	2,021
	3,383	6,145	6,599

Employee numbers

The average number of staff employed by the Group during the financial year, for continuing and discontinued operations, amounted to:

	2019	2018	2017
Research and development	52	63	62
General and administration	13	16	17
Sales and marketing	–	6	6
	65	85	85

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, and the Chief Operating Officer.

	2019 £’000	2018 £’000	2017 £’000
Wages and salaries	656	900	811
Defined contribution pension cost	42	39	68
Payments made to third parties	82	142	142
Social security contributions and similar taxes	72	77	97
Benefits in kind	2	3	3
Share-based payment	(58)	(92)	388
	796	1,069	1,509

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2019 £’000	2018 £’000	2017 £’000
Salary	266	110	299
Total pension and other post-employment benefit costs	22	4	10
Benefits in kind	1	1	1
Termination benefits	-	99	–
	289	214	310

None of the Directors have exercised share options during the year (2018: nil, 2017: nil).

During the year 3 Directors (2018: 3, 2017: 2) participated in a defined contribution pension scheme.